SHARE-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 20, 2011	May 20, 2010	May 28, 2009	Oct. 16, 2008
SHARE-BASED COMPENSATION
Options granted (in shares)	15,080,000	0	0
Options to purchase ordinary shares, outstanding (in shares)	25,113,357
Number of ordinary shares available for future grant		7,294,209
Maximum
SHARE-BASED COMPENSATION
Exercise price (in CNY or dollars per share)	$ 0.53	$ 0.53	$ 0.53
Minimum
SHARE-BASED COMPENSATION
Exercise price (in CNY or dollars per share)	$ 0.07	$ 0.07	$ 0.07
2007 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased							14,000,000
2008 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased						8,600,000
2010 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased					9,000,000
2010 Plan | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2010 Plan | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
2010 Plan | Vesting schedule three
SHARE-BASED COMPENSATION
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date	6.25%
2011 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased				22,000,000
2011 Plan | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2011 Plan | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
2011 Plan | Vesting schedule three
SHARE-BASED COMPENSATION
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date	6.25%
2007 and 2008 Option Plans | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2007 and 2008 Option Plans | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	50.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%